CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues
Net sales	$ 7,068	$ 7,579	$ 13,074	$ 13,879
Finance, interest and other income	499	466	950	939
Total Revenues	7,567	8,045	14,024	14,818
Costs and Expenses
Cost of goods sold	5,751	6,188	10,717	11,444
Selling, general and administrative expenses	555	593	1,094	1,183
Research and development expenses	273	262	517	489
Restructuring expenses	28	5	36	8
Interest expense	195	192	378	392
Other, net	211	302	379	553
Total Costs and Expenses	7,013	7,542	13,121	14,069
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	554	503	903	749
Income tax (expense)	(135)	(118)	(225)	(181)
Equity in income of unconsolidated subsidiaries and affiliates	8	23	13	42
Net income	427	408	691	610
Net income attributable to noncontrolling interests	13	12	20	18
Net income attributable to CNH Industrial N.V.	$ 414	$ 396	$ 671	$ 592
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)	$ 0.31	$ 0.29	$ 0.50	$ 0.43
Diluted (in usd per share)	0.31	0.29	0.50	0.43
Cash dividends declared per common share (in usd per share)	$ 0.203	$ 0.173	$ 0.203	$ 0.173